CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Cumulative effect, period of adoption, adjustment	Common Stock	Additional paid-in Capital	Additional paid-in Capital Cumulative effect, period of adoption, adjustment	Accumulated Deficit	Accumulated Deficit Cumulative effect, period of adoption, adjustment	Accumulated Other Comprehensive Loss	Equity Attributable to the Company	Equity Attributable to the Company Cumulative effect, period of adoption, adjustment	Noncontrolling Interests
Shares beginning balance (in shares) at Jan. 02, 2022			442,000
Balances, beginning balance at Jan. 02, 2022	$ 354,875	$ (42,066)	$ 0	$ 624,261	$ (52,188)	$ (262,961)	$ 10,122	$ (11,844)	$ 349,456	$ (42,066)	$ 5,419
Net (loss) income	(267,146)					(267,424)			(267,424)		278
Issuance of common stock for stock-based compensation, net of tax withheld (in shares)			8,000
Issuance of ordinary shares for stock-based compensation, net of tax withheld	(257)			(257)					(257)
Distribution to non-controlling interests	(64)										(64)
Recognition of stock-based compensation	12,992			12,992					12,992
Other comprehensive income (loss)	(10,264)							(10,264)	(10,264)
Net loss attributable to stockholders	(267,424)
Shares ending balance (in shares) at Jan. 01, 2023			450,000
Balances, ending balance at Jan. 01, 2023	48,070		$ 0	584,808		(520,263)		(22,108)	42,437		5,633
Net (loss) income	(275,711)					(275,829)			(275,829)		118
Issuance of common stock, net of issuance cost (in shares)			82,000
Issuance of ordinary shares, net of issuance cost	204,480			204,480					204,480
Issuance of common stock for stock-based compensation (in shares)			7,000
Issuance of ordinary shares for stock-based compensation	0
Recognition of stock-based compensation	22,073			22,073					22,073
Other comprehensive income (loss)	5,730							5,730	5,730
Net loss attributable to stockholders	$ (275,829)
Shares ending balance (in shares) at Dec. 31, 2023	539,591		539,000
Balances, ending balance at Dec. 31, 2023	$ 4,642		$ 0	811,361		(796,092)		(16,378)	(1,109)		5,751
Net (loss) income	(614,574)					(614,300)			(614,300)		(274)
Issuance of common stock, net of issuance cost (in shares)			8,292,000
Issuance of ordinary shares, net of issuance cost	95,101			95,101					95,101
Issuance of common stock for settlement of obligation (in shares)			199,000
Issuance of ordinary shares for settlement of obligation	6,969			6,969					6,969
Issuance of common stock for stock-based compensation (in shares)			30,000
Issuance of ordinary shares for stock-based compensation	0
Issuance of common stock through exercise of warrants (in shares)			1,346,000
Issuance of ordinary shares through exercise of warrants	28,162			28,162					28,162
Reclassification of warrants from liability to equity	47,384			47,384					47,384
Conversion of convertible debts to equity (in shares)			6,305,000
Conversion of convertible debts to equity	119,321			119,321					119,321
Recognition of stock-based compensation	28,744			28,744					28,744
Other comprehensive income (loss)	(4,114)							(4,114)	(4,114)
Net loss attributable to stockholders	$ (614,300)
Shares ending balance (in shares) at Dec. 31, 2024	539,591		16,711,000
Balances, ending balance at Dec. 31, 2024	$ (288,365)		$ 0	$ 1,137,042		$ (1,410,392)		$ (20,492)	$ (293,842)		$ 5,477